Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
REVENUES, NET		$ 132,163,734	$ 119,971,638	$ 123,994,053
COST OF GOODS SOLD		127,409,588	116,132,823	119,115,636
GROSS PROFIT		4,754,146	3,838,815	4,878,417
SELLING EXPENSES		3,040,136	1,534,200	934,223
GENERAL AND ADMINISTRATIVE EXPENSES		3,580,025	3,339,954	3,348,112
TOTAL OPERATING EXPENSES		6,620,161	4,874,154	4,282,335
INCOME (LOSS) FROM OPERATIONS		(1,866,015)	(1,035,339)	596,082
OTHER INCOME (EXPENSES):
INTEREST INCOME		455,061	92,834	197,763
INTEREST EXPENSES		(67,069)
INVESTMENT INCOME (EXPENSES)		229,657		(1,607,537)
OTHER INCOME (EXPENSES)		(101,154)	(8,155)	(13,377)
TOTAL OF OTHER INCOME (EXPENSES)		516,495	84,679	(1,423,151)
LOSS BEFORE INCOME TAXES		(1,349,520)	(950,660)	(827,069)
(BENEFIT) PROVISION FOR INCOME TAXES		(99,098)	503,524	(41,363)
NET LOSS FROM CONTINUING OPERATIONS		(1,250,422)	(1,454,184)	(785,706)
NET LOSS FROM DISCONTINUED OPERATIONS, NET OF TAXES			(4,103,718)	(3,448,536)
GAIN OF DIVESTITURE JIUXIN INVESTMENT			15,757,753
NET GAIN(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX			11,654,035	(3,448,536)
NET (LOSS) INCOME		(1,250,422)	10,199,851	(4,234,242)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST			5,384	(14)
NET (LOSS) INCOME ATTRIBUTABLE TO RIDGETECH, INC.		(1,250,422)	10,194,467	(4,234,228)
NET (LOSS) INCOME ATTRIBUTABLE TO RIDGETECH, INC. FROM CONTINUING OPERATIONS		(1,250,422)	(1,454,184)	(785,706)
NET (LOSS) INCOME ATTRIBUTABLE TO RIDGETECH, INC. FROM DISCONTINUED OPERATIONS			11,648,651	(3,448,522)
OTHER COMPREHENSIVE INCOME (LOSS)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS		1,507,421	(1,204,966)	(729,373)
COMPREHENSIVE INCOME (LOSS)		$ 256,999	$ 8,994,885	$ (4,963,615)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	[1]	72,668	36,954	9,628
Diluted (in Shares)	[1]	72,668	36,954	9,628
(LOSS) INCOME PER SHARE:
Basic (in Dollars per share)	[1]	$ (17.21)	$ 275.87	$ (439.78)
Diluted (in Dollars per share)	[1]	$ (17.21)	$ 275.87	$ (439.78)

[1]	All share and per-share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.